Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement
Schedule of financial instruments, measured at fair value on a recurring basis, by level within the fair value hierarchy

The following table sets forth the financial instruments, measured at fair value on a recurring basis, by level within the fair value hierarchy as of December 31, 2023 (in thousands):

		Fair value measurement at
		reporting date using
		Quoted Prices
	Fair Value as of	in Active Market	Significant Other	Unobservable
	December 31,	for Identical	Observable	inputs
Items	2023	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets
Short-term investments	1,769,822	—	1,769,822	—

Liabilities
Contingent consideration payables for acquisitions (current)	20,741	—	—	20,741
Contingent consideration payables for acquisitions (non-current)	112,902	—	—	112,902

The following table sets forth the financial instruments, measured at fair value on a recurring basis, by level within the fair value hierarchy as of December 31, 2022 (in thousands):

		Fair value measurement at
		reporting date using
		Quoted Prices
	Fair Value as of	in Active Market	Significant Other	Unobservable
	December 31,	for Identical	Observable	inputs
Items	2022	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Assets
Short-term investments	787,259	—	787,259	—

Liabilities
Contingent consideration payables for acquisitions (non-current)	38,940	—	—	38,940
Contingent consideration payables for acquisitions (non-current)	74,618	—	—	74,618